Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories

18Inventories

	2022	2023
	RMB’000	RMB’000
Pharmaceuticals	1,304	789
Medical consumables	26,549	14,792
	27,853	15,581

The cost of inventories recognised as expense and included in cost of inventories and consumables amounted to RMB204,881,000 (2022: RMB160,152,000).